Investment in a Joint Venture (Details) - Schedule of Investment in a Joint Venture - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investment in a Joint Venture [Abstract]
Opening balance at 1 January	$ 833,495	$ 48,142
Investment in joint venture		1,068,408
Group’s share of the joint venture’s loss for the year:
Loss for the year	(213,805)	(283,055)
Investment at 31 December	$ 619,690	$ 833,495